Liquidity Condition and Going Concern (Details) - USD ($)		3 Months Ended		6 Months Ended
	Jun. 25, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Liquidity Condition and Going Concern [Line Items]
Working capital deficits		$ 97,098,264		$ 97,098,264		$ 123,859,320
Net income		17,409,564	$ 6,720,233	45,820,768	$ 3,467,011
Cash flow operating activities				61,439,429	40,045,122
Ordinary shares issued		47,054,065
Ordinary shares sold				30,000,000
Proceeds from Issuance of Common Stock				47,054,065
Warrant [Member]
Liquidity Condition and Going Concern [Line Items]
Ordinary shares issued	$ 4,545,456
Warrants purchase shares	4,545,456
Net proceed warrant	$ 47,054,065
Common Stock [Member]
Liquidity Condition and Going Concern [Line Items]
Ordinary shares issued		455
Sales Agreement Member [Member] | Common Stock [Member]
Liquidity Condition and Going Concern [Line Items]
Proceeds from Issuance of Common Stock				414,495
Loan Extension Agreement [Member]
Liquidity Condition and Going Concern [Line Items]
Working capital deficits		$ 29,828,389		29,828,389		$ 97,098,264
Third party and Related Party [Member] | Sales Agreement Member [Member]
Liquidity Condition and Going Concern [Line Items]
Proceeds from Issuance of Common Stock				$ 5,500,000